CCB Equity Fund
(A Portfolio of CCB Funds)
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Supplement to Prospectus and Statement of Additional  Information dated July 31,
2000


Effective May 10, 2001, the Trust's investment adviser will change from Central Carolina Bank and Trust Company to Commerce Capital Management, Inc.

Effective June 1, 2001, the Trust will change its name from "CCB Funds" to "CCMI Funds," and the name of the series designated as "CCB Equity Fund" will change to "CCMI Equity Fund."




                                                            May 1, 2001








Cusip 12500E307
G00049-17 (5/01)